CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 355,224	$ 54,440	¥ 73,967
Short-term investments (including available-for-sale debt securities of RMB1,328,342 and RMB6,727,493 as of December 31, 2019 and 2020, respectively)	7,331,268	1,123,566	1,473,452
Inventory	48,074	7,368	8,822
Prepaid expenses and other current assets	722,682	110,756	252,660
Total current assets	8,457,248	1,296,130	1,808,901
Non-current assets
Operating lease right-of-use assets	806,591	123,615	264,909
Property, equipment and software, net	704,338	107,945	81,860
Intangible assets	13,219	2,026	100
Land use rights	28,983	4,442	0
Long-term investments (including available-for-sale debt securities of RMB1,181,693 and RMB525,373 as of December 31, 2019 and 2020, respectively)	530,729	81,338	1,188,286
Goodwill	43,631	6,687	331
Deferred tax assets	48,324	7,406	30,716
Rental deposit	51,499	7,893	18,719
Other non-current assets	1,230	188	710
TOTAL ASSETS	10,685,792	1,637,670	3,394,532
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB188,975 and RMB623,002 as of December 31, 2019 and 2020, respectively)	1,315,502	201,610	228,753
Deferred revenue, current portion of the consolidated VIE without recourse to the Group	2,724,614	417,566	1,331,962
Current portion of operating lease liabilities (including current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB59,982 and RMB125,986 as of December 31, 2019 and 2020, respectively)	152,622	23,390	59,982
Income tax payable of the consolidated VIE without recourse to the Group	4,654	713	16,093
Amounts due to related parties of the consolidated VIE without recourse to the Group	0	0	460
Total current liabilities	4,197,392	643,279	1,637,250
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIE without recourse to the Group	9,125	1,398	5,674
Non-current portion of operating lease liabilities (including non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group of RMB194,228 and RMB527,692 as of December 31, 2019 and 2020, respectively)	644,143	98,719	194,228
Deferred tax liabilities of the consolidated VIE without recourse to the Group	78,697	12,061	25
Other payables of the consolidated VIE without recourse to the Group	26,580	4,074	0
TOTAL LIABILITIES	4,955,937	759,531	1,837,177
Commitments and Contingencies (Note 21)
SHAREHOLDERS' EQUITY
Treasury stock, at cost	(139,572)	(21,390)	(86,739)
Additional paid-in capital	7,595,049	1,163,992	1,899,059
Accumulated other comprehensive income (loss)	(59,905)	(9,181)	17,829
Statutory reserves	40,380	6,189	6,921
Accumulated deficit	(1,706,210)	(261,488)	(279,821)
TOTAL SHAREHOLDERS' EQUITY	5,729,855	878,139	1,557,355
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,685,792	1,637,670	3,394,532
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	65	10	58
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 48	$ 7	¥ 48